ACQUISITIONS AND DISPOSALS (Schedule of Actual Results from Acquisition Date) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Tianjin Jiatai, SH Rongchi, Oriental, Heze MZJH, Wuxi MZJH And SH MZJH [Member]
Business Acquisition [Line Items]
Net revenues	¥ 366	$ 53
Net loss	¥ (7,902)	$ (1,135)
Guofu Huimei, Beijing Century Friendship, BPMC And CMCC [Member]
Business Acquisition [Line Items]
Net revenues			¥ 4,827
Net loss			¥ (5,639)